World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2015

Dates Covered
Collections Period	05/01/15 - 05/31/15
Interest Accrual Period	05/15/15 - 06/14/15
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/15	532,527,714.31	29,793
Yield Supplement Overcollateralization Amount at 04/30/15	10,455,264.11	0
Receivables Balance at 04/30/15	542,982,978.42	29,793
Principal Payments	20,671,223.99	655
Defaulted Receivables	868,971.42	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/15	9,900,427.27	0
Pool Balance at 05/31/15	511,542,355.74	29,096

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	58.69%

Prepayment ABS Speed	1.56%

Overcollateralization Target Amount	23,019,406.01
Actual Overcollateralization	23,019,406.01

Weighted Average APR	3.72%
Weighted Average APR, Yield Adjusted	4.75%
Weighted Average Remaining Term	50.67

Delinquent Receivables:
Past Due 31-60 days	6,869,227.71	356
Past Due 61-90 days	1,659,318.03	90
Past Due 91 + days	464,625.77	27
Total	8,993,171.51	473

Total 31+ Delinquent as % Ending Pool Balance	1.76%

Recoveries	411,872.71

Aggregate Net Losses/(Gains) - May 2015	457,098.71
Current Net Loss Ratio (Annualized)	1.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.60%

Flow of Funds	$ Amount

Collections	22,608,469.67
Advances	16,527.33
Investment Earnings on Cash Accounts	1,542.56
Servicing Fee	(452,485.82)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	22,174,053.74

Distributions of Available Funds
(1) Class A Interest	378,890.17
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	20,041,017.44
(7) Distribution to Certificateholders	1,727,431.13
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,174,053.74

Servicing Fee	452,485.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 05/15/15	508,563,967.17
Principal Paid	20,041,017.44
Note Balance @ 06/15/15	488,522,949.73

Class A-1
Note Balance @ 05/15/15	0.00
Principal Paid	0.00
Note Balance @ 06/15/15	0.00
Note Factor @ 06/15/15	0.0000000%

Class A-2
Note Balance @ 05/15/15	131,413,967.17
Principal Paid	20,041,017.44
Note Balance @ 06/15/15	111,372,949.73
Note Factor @ 06/15/15	43.3357781%

Class A-3
Note Balance @ 05/15/15	257,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	257,000,000.00
Note Factor @ 06/15/15	100.0000000%

Class A-4
Note Balance @ 05/15/15	102,340,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	102,340,000.00
Note Factor @ 06/15/15	100.0000000%

Class B
Note Balance @ 05/15/15	17,810,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	17,810,000.00
Note Factor @ 06/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	405,605.17
Total Principal Paid	20,041,017.44
Total Paid	20,446,622.61

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	47,090.00
Principal Paid	20,041,017.44
Total Paid to A-2 Holders	20,088,107.44

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4776602
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.6012688
Total Distribution Amount	24.0789290

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1832296
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	77.9806126
Total A-2 Distribution Amount	78.1638422

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/15	63,681.47
Balance as of 05/31/15	80,208.80
Change	16,527.33

Reserve Account
Balance as of 05/15/15	2,171,744.40
Investment Earnings	133.55
Investment Earnings Paid	(133.55)
Deposit/(Withdrawal)	-
Balance as of 06/15/15	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40